Document and Entity Information	Jun. 22, 2023
Prospectus:
Document Type	497
Document Period End Date	Jun. 22, 2023
Entity Registrant Name	INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST
Entity Central Index Key	0001657201
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 22, 2023
Document Effective Date	Jun. 22, 2023
Prospectus Date	Dec. 16, 2022
Invesco Defensive Equity ETF | Invesco Defensive Equity ETF
Prospectus:
Trading Symbol	DEF